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1933 Act Rule 497(j)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

November 2, 2018

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	The UBS Funds
File Nos. 033-47287 and 811-06637

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 135/136 to the Registration Statement of The UBS Funds, which was filed with the U.S. Securities and Exchange Commission electronically on October 26, 2018.
Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Jamie M. Gershkow at (215) 564-8543.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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